UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farley Capital L.P.
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Address:   780 Third Avenue, 31st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
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Title:     General Partner
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Phone:     (212) 421-8741
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Signature, Place, and Date of Signing:

        /s/ Stephen L. Farley       New York, New York          02/17/09
       ------------------------   ------------------------ -----------------
             [Signature]               [City, State]             [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                               -------------

Form 13F Information Table Entry Total:             9
                                               -------------

Form 13F Information Table Value Total:          $116,847
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No. Form 13F File Number            Name

      1. 028-10425                        Stephen L. Farley


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                                                  Form 13F INFORMATION TABLE


          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4   COLUMN5               COLUMN 6  COLUMN 7           COLUMN 8
------------------------------ -------------- ---------- ---------  ---------  ---- ----  ---------- -------- ---------- -----------
                                                           VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------ -------------- ---------- ---------  ---------  ---- ----  ---------- -------- ---------- ------ ----
CALPINE CORP                   COM NEW        131347304    20,366   2,797,559   SH           SOLE              2,797,559    0    0
COMPTON PETE CORP              COM            204940100     2,850   3,562,500   SH           SOLE              3,562,500    0    0
CROWN CASTLE INTL CORP         COM            228227104    19,340   1,100,092   SH           SOLE              1,100,092    0    0
DISH NETWORK CORP              CL A           25470M109    39,138   3,529,166   SH           SOLE              3,529,166    0    0
ECHOSTAR CORP                  CL A           278768106    10,680     718,241   SH           SOLE                718,241    0    0
INTERNATIONAL SPEEDWAY CORP    CL A           460335201       871      30,323   SH           SOLE                 30,323    0    0
NATURAL RESOURCE PARTNERS L    COM UNIT L P   63900P103       260      14,900   SH           SOLE                 14,900    0    0
OUTDOOR CHANNEL HLDGS INC      COM NEW        690027206     4,165     556,093   SH           SOLE                556,093    0    0
TECO ENERGY INC                COM            872375100    19,177   1,552,800   SH           SOLE              1,552,800    0    0

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